TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Jun. 30, 2024
Trade and other payables [abstract]
Disclosure of detailed information of trade and other payables explanatory

Amounts in R million	Note	2024	2023

Trade payables and accruals[1]		720.6	525.1
Value Added Tax payable		1.2	0.3
Provision for leave		59.9	56.8
Accrual for short term performance based incentives		99.0	89.8
Payroll creditors		36.7	28.5

		917.4	700.5

Interest relating to trade payables and accruals included in profit or loss		(1.5)	(1.1)

RELATED PARTY BALANCES
Trade payables and accruals include the following amounts payable to related parties:
Sibanye-Stillwater		35.1	16.5
Rand Refinery		1.0	0.3
[1] Included in trade payables and accruals is an amount of R96.2 million (2023: R76.7 million) related to capital projects.